Retirement benefits obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	SFr (1,692,537)
Plan assets loss	(106,340)	SFr (24,957)
Net defined benefit (liability) asset at end of period	(1,281,525)	(1,692,537)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(9,406,967)	(8,583,214)
Current service cost	(325,144)	(315,727)
Past service cost	219,104	102,764
Interest (cost) income	(23,742)	(21,799)
Employee contributions	(222,772)	(205,085)
Actuarial gain arising from changes in financial assumptions	295,480
Actuarial gain arising from changes in demographic assumptions	186,583
Actuarial loss on experience adjustment	(115,175)	(208,572)
Benefits paid/deposited	115,958	(175,334)
Net defined benefit (liability) asset at end of period	(9,276,675)	(9,406,967)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	7,714,430	7,101,476
Interest (cost) income	15,429	14,203
Employee contributions	222,772	205,085
Employer contributions	264,817	243,289
Plan assets loss	(106,340)	(24,957)
Benefits paid/deposited	(115,958)	175,334
Net defined benefit (liability) asset at end of period	SFr 7,995,150	SFr 7,714,430